NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - LOSS ON EXTINGUISHMENT OR MODIFICATION OF DEBT (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt	$ (3.4)	$ (6.8)	$ (22.2)